Aptus Collared Investment Opportunity ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Basic Materials - 1.5%
Freeport-McMoRan, Inc.	53,422	$ 3,345,820
Linde PLC (a)	43,730	20,919,557
Newmont Corp. (a)	69,303	6,494,384
Sherwin-Williams Co. (a)	13,041	4,445,025
		35,204,786

Communications - 16.5%
Alphabet, Inc. - Class C (a)	387,134	138,071,341
Amazon.com, Inc. (a)(b)	357,750	97,157,745
AppLovin Corp. - Class A (b)	10,469	4,144,677
Arista Networks, Inc. (b)(c)	44,055	7,945,319
AT&T, Inc.	277,294	6,447,085
Booking Holdings, Inc.	29,471	5,684,956
Ciena Corp. (b)	9,313	3,511,467
Cisco Systems, Inc.	141,708	16,436,711
Corning, Inc. (c)	29,374	4,060,955
Meta Platforms, Inc. - Class A (a)	80,128	44,608,059
Motorola Solutions, Inc. (a)	11,645	5,074,309
Netflix, Inc. (a)(b)	208,101	14,922,923
Palo Alto Networks, Inc. (b)(c)	31,431	10,429,749
Robinhood Markets, Inc. - Class A (b)	51,873	4,490,127
Space Exploration Technologies Corp. - Class A (b)	890	96,449
T-Mobile US, Inc. (a)	30,673	5,297,534
Uber Technologies, Inc. (a)(b)	88,497	6,226,649
Verizon Communications, Inc. (c)	160,327	7,504,907
Walt Disney Co.	69,309	6,666,833
		388,777,795

Consumer, Cyclical - 7.1%
Costco Wholesale Corp. (a)(c)	16,909	16,095,508
Cummins, Inc.	8,369	5,307,620
Delta Air Lines, Inc.	51,822	4,531,316
General Motors Co.	57,019	5,066,708
Home Depot, Inc.	37,189	12,345,261
Lowe's Cos., Inc.	20,930	4,349,463
Marriott International, Inc. - Class A (a)(c)	31,327	11,679,645
McDonald's Corp. (a)(c)	63,249	17,117,709
O'Reilly Automotive, Inc. (b)	40,769	3,642,710
PulteGroup, Inc. (a)	74,436	9,413,921
Starbucks Corp. (c)	40,223	4,233,471
Tapestry, Inc.	13,247	2,018,445
Tesla, Inc. (a)(b)	103,445	32,193,119
TJX Cos., Inc. (a)	91,731	14,432,956
Walmart, Inc. (a)	222,496	24,741,555
		167,169,407

Consumer, Non-cyclical - 13.1%
Abbott Laboratories (a)	78,027	8,247,454
AbbVie, Inc. (a)(c)	78,510	19,701,299
Altria Group, Inc. (c)	225,703	15,422,286
Amgen, Inc. (a)(c)	25,134	9,680,611
Archer-Daniels-Midland Co. (c)	68,032	5,392,897

Automatic Data Processing, Inc. (c)	25,934	6,910,374
Bristol-Myers Squibb Co.	75,134	4,907,002
Cigna Group	9,915	2,766,781
Cintas Corp. (a)(c)	72,492	14,834,038
Coca-Cola Co.	119,256	10,445,633
Colgate-Palmolive Co. (c)	51,175	4,672,278
CVS Health Corp. (c)	44,949	4,694,024
Danaher Corp.	22,752	4,436,185
Elevance Health, Inc. (a)	18,049	6,783,536
Eli Lilly & Co. (a)(c)	29,402	33,778,194
Gilead Sciences, Inc.	50,715	6,603,600
HCA Healthcare, Inc.	6,205	2,498,071
Intuitive Surgical, Inc. (a)(b)	13,064	4,615,903
Johnson & Johnson (a)(c)	92,054	23,598,043
Kenvue, Inc.	130,101	2,503,143
McKesson Corp.	4,727	4,047,210
Medtronic PLC	56,682	4,840,076
Merck & Co., Inc. (c)	111,866	14,564,953
Mondelez International, Inc. - Class A (c)	90,202	5,620,487
PepsiCo, Inc. (c)	75,199	10,494,772
Pfizer, Inc.	208,133	5,205,406
Procter & Gamble Co. (a)(c)	88,760	12,824,932
Quanta Services, Inc.	6,526	4,355,191
S&P Global, Inc.	9,853	4,058,746
Stryker Corp. (a)	28,561	9,302,318
Thermo Fisher Scientific, Inc. (c)	26,455	15,193,107
UnitedHealth Group, Inc. (c)	46,892	19,432,045
Vertex Pharmaceuticals, Inc. (b)	9,231	4,404,110
		306,834,705

Energy - 3.4%
Chevron Corp.	71,282	14,030,436
Devon Energy Corp.	277,710	12,533,052
Diamondback Energy, Inc. (a)(c)	65,739	13,341,730
ExxonMobil Holdings Corp. (a)(c)	215,938	33,565,403
SLB Ltd. (a)	119,112	5,906,764
		79,377,385

Financial - 13.8%
American Express Co.	19,802	6,658,422
Aon PLC - Class A	13,094	4,721,042
Berkshire Hathaway, Inc. - Class B (a)(b)	68,106	34,838,943
Blackrock, Inc. (a)(c)	24,750	26,987,153
Capital One Financial Corp.	24,977	5,220,443
Charles Schwab Corp.	61,392	6,460,894
Chubb Ltd.	14,193	4,977,201
Citigroup, Inc. (a)	160,978	21,321,536
Digital Realty Trust, Inc. (a)	78,436	14,786,755
Equinix, Inc. (c)	8,886	9,057,322
Goldman Sachs Group, Inc.	11,055	11,258,191
Intercontinental Exchange, Inc. (a)	81,320	12,399,674
JPMorgan Chase & Co. (a)(c)	121,225	42,645,743
Marsh & McLennan Cos., Inc. (a)	18,486	3,506,609
Morgan Stanley (a)	47,460	9,986,533
PNC Financial Services Group, Inc. (c)	76,327	19,071,827
Progressive Corp. (a)	97,640	20,643,049
Prologis, Inc.	36,348	5,256,284
Public Storage (a)	18,953	6,143,994
Travelers Cos., Inc. (c)	12,048	4,510,289

Visa, Inc. - Class A (a)(c)	121,655	44,541,545
Welltower, Inc. (a)(c)	40,183	9,420,503
		324,413,952

Industrial - 7.9%
Amphenol Corp. - Class A	73,085	11,744,759
Boeing Co. (b)	27,573	5,959,628
Caterpillar, Inc. (c)	28,947	23,586,305
Coherent Corp. (b)	8,642	2,271,895
CRH PLC	25,170	2,391,402
CSX Corp. (a)(c)	485,515	24,469,956
Deere & Co. (a)	9,486	5,622,068
Eaton Corp. PLC (a)	30,493	12,660,694
FedEx Corp.	11,569	3,556,311
Fedex Freight Holding Co., Inc. (b)	5,774	811,420
GE Vernova, Inc. (c)	10,061	9,963,308
General Electric Co. (a)	53,851	19,390,129
Honeywell Aerospace, Inc. (a)(b)	19,489	4,029,156
Honeywell International, Inc. (a)	19,499	4,739,232
Howmet Aerospace, Inc.	14,983	4,229,102
Johnson Controls International PLC	25,942	3,804,654
Keysight Technologies, Inc. (b)	6,704	2,139,112
L3Harris Technologies, Inc.	9,285	2,572,502
Lockheed Martin Corp.	7,342	4,278,477
Northrop Grumman Corp. (a)	6,831	3,705,681
Packaging Corp. of America (c)	19,870	4,884,841
Parker-Hannifin Corp.	4,841	4,727,382
RTX Corp. (c)	54,769	11,787,384
TE Connectivity PLC	11,338	2,332,113
Trane Technologies PLC	7,259	3,302,482
Vertiv Holdings Co. - Class A	14,430	3,485,855
Waste Management, Inc.	14,206	3,218,369
		185,664,217

Technology - 33.5% (d)
Adobe, Inc. (b)	15,998	4,006,059
Advanced Micro Devices, Inc. (b)(c)	63,090	30,040,303
Analog Devices, Inc. (a)	18,404	6,761,814
Apple, Inc. (a)	538,623	166,386,031
Applied Materials, Inc. (c)	28,480	14,458,442
Broadcom, Inc. (a)	172,679	67,220,481
Cadence Design Systems, Inc. (b)	10,675	3,629,713
Cognizant Technology Solutions Corp. - Class A	77,627	4,296,654
Crowdstrike Holdings, Inc. - Class A (a)(b)(c)	80,638	15,390,569
Datadog, Inc. - Class A (b)(c)	11,747	3,147,844
Dell Technologies, Inc. - Class C (c)	18,346	7,436,918
Fortinet, Inc. (b)(c)	24,553	3,976,358
Intel Corp. (b)(c)	174,400	15,730,880
International Business Machines Corp. (a)	38,012	8,501,384
Intuit, Inc.	9,850	3,113,289
KLA Corp. (c)	49,610	9,069,700
Lam Research Corp. (c)	56,530	16,564,421
Marvell Technology, Inc.	29,371	5,508,825
Micron Technology, Inc. (c)	40,721	33,514,605
Microsoft Corp. (a)	271,926	126,369,451
NVIDIA Corp. (a)	888,548	178,376,011
NXP Semiconductors NV	8,822	2,021,649
Oracle Corp. (a)	62,072	8,061,291
Palantir Technologies, Inc. - Class A (b)	43,455	5,347,572

QUALCOMM, Inc. (a)		45,269		6,682,157
Salesforce, Inc.		29,541		5,436,135
Sandisk Corp. (b)(c)		5,118		6,217,500
Seagate Technology Holdings PLC (c)		8,361		7,158,103
ServiceNow, Inc. (a)(b)		42,158		4,689,234
Synopsys, Inc. (b)		7,183		2,792,463
Texas Instruments, Inc. (c)		34,386		9,481,596
Western Digital Corp. (c)		13,368		7,283,421
				788,670,873

Utilities - 2.2%
Constellation Energy Corp.		13,640		3,583,910
Duke Energy Corp. (a)(c)		139,500		17,497,485
NextEra Energy, Inc. (a)		113,678		9,880,892
Southern Co. (a)		225,095		21,280,481
				52,242,768
TOTAL COMMON STOCKS (Cost $1,588,234,096)				2,328,355,888

PURCHASED OPTIONS - 0.8% (b)(f)(g)	Notional Amount	Contracts		Value
Call Options - 0.0% (e)
S&P 500 Index (c)
Expiration: 08/07/2026; Exercise Price: $7,750.00	$ 1,310,701,000	1,750		35,000
Expiration: 08/31/2026; Exercise Price: $8,360.00	1,497,944,000	2,000		100,000
Total Call Options				135,000

Put Options - 0.8%
S&P 500 Index (c)
Expiration: 09/18/2026; Exercise Price: $5,870.00	2,471,607,600	3,300		2,211,000
Expiration: 09/18/2026; Exercise Price: $7,130.00	2,471,607,600	3,300		17,407,500
Total Put Options				19,618,500
TOTAL PURCHASED OPTIONS (Cost $21,580,371)				19,753,500

EXCHANGE TRADED FUNDS - 0.4%		Shares		Value
Large Cap Core Equity - 0.4%
BNY Mellon US Large Cap Core Equity ETF		197,738		9,418,261
TOTAL EXCHANGE TRADED FUNDS (Cost $9,484,789)				9,418,261

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%		Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (h)		9,139,098		9,139,098
TOTAL MONEY MARKET FUNDS (Cost $9,139,098)				9,139,098

TOTAL INVESTMENTS - 100.6% (Cost $1,628,438,354)				2,366,666,747
Liabilities in Excess of Other Assets - (0.6)% (i)			(0.00599)	(14,091,714)
TOTAL NET ASSETS - 100.0%				$ 2,352,575,033

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of July 31, 2026 was $1,515,014,030.
(b)	Non-income producing security.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(e)	Represents less than 0.05% of net assets.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(i)	Includes cash of $173,402 that is pledged as collateral for Written Options.

Aptus Collared Investment Opportunity ETF
Schedule of Written Options
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.8)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
AbbVie, Inc., Expiration: 09/18/2026; Exercise Price: $280.00	$ (10,037,600)	(400)	$ (79,800)
Advanced Micro Devices, Inc.
Expiration: 08/21/2026; Exercise Price: $700.00	(4,761,500)	(100)	(17,100)
Expiration: 08/21/2026; Exercise Price: $750.00	(4,761,500)	(100)	(9,550)
Altria Group, Inc., Expiration: 12/18/2026; Exercise Price: $65.00	(15,032,600)	(2,200)	(1,342,000)
Amgen, Inc.
Expiration: 08/21/2026; Exercise Price: $410.00	(2,888,700)	(75)	(40,875)
Expiration: 08/21/2026; Exercise Price: $440.00	(2,888,700)	(75)	(11,437)
Expiration: 09/18/2026; Exercise Price: $450.00	(2,888,700)	(75)	(16,237)
Applied Materials, Inc., Expiration: 08/21/2026; Exercise Price: $750.00	(5,076,700)	(100)	(24,900)
Archer-Daniels-Midland Co., Expiration: 09/18/2026; Exercise Price: $80.00	(2,655,545)	(335)	(115,575)
Arista Networks, Inc., Expiration: 08/21/2026; Exercise Price: $230.00	(3,607,000)	(200)	(28,200)
Automatic Data Processing, Inc., Expiration: 09/18/2026; Exercise Price: $300.00	(2,664,600)	(100)	(27,750)
Blackrock, Inc., Expiration: 08/21/2026; Exercise Price: $1,220.00	(10,903,900)	(100)	(23,500)
Caterpillar, Inc., Expiration: 10/16/2026; Exercise Price: $1,000.00	(12,222,150)	(150)	(269,625)
Cintas Corp., Expiration: 09/18/2026; Exercise Price: $240.00	(5,115,750)	(250)	(20,000)
Colgate-Palmolive Co., Expiration: 09/18/2026; Exercise Price: $105.00	(2,282,500)	(250)	(10,625)
Corning, Inc., Expiration: 08/21/2026; Exercise Price: $190.00	(4,009,250)	(290)	(19,430)
Costco Wholesale Corp., Expiration: 08/21/2026; Exercise Price: $1,050.00	(7,995,876)	(84)	(13,230)
Crowdstrike Holdings, Inc. – Class A
Expiration: 08/21/2026; Exercise Price: $200.00	(1,908,600)	(100)	(69,500)
Expiration: 08/21/2026; Exercise Price: $225.00	(3,817,200)	(200)	(31,300)
Expiration: 09/18/2026; Exercise Price: $250.00	(3,817,200)	(200)	(66,400)
CSX Corp., Expiration: 09/18/2026; Exercise Price: $52.50	(6,048,000)	(1,200)	(108,000)
CVS Health Corp., Expiration: 08/21/2026; Exercise Price: $115.00	(2,088,600)	(200)	(18,700)
Datadog, Inc. – Class A, Expiration: 08/21/2026; Exercise Price: $380.00	(2,679,700)	(100)	(15,250)
Dell Technologies, Inc., Expiration: 08/21/2026; Exercise Price: $600.00	(3,648,330)	(90)	(8,595)
Diamondback Energy, Inc., Expiration: 08/21/2026; Exercise Price: $230.00	(6,088,500)	(300)	(29,250)
Duke Energy Corp., Expiration: 08/21/2026; Exercise Price: $135.00	(6,271,500)	(500)	(11,250)
Eli Lilly & Co., Expiration: 08/21/2026; Exercise Price: $1,400.00	(6,893,040)	(60)	(15,540)
Equinix, Inc., Expiration: 08/21/2026; Exercise Price: $1,220.00	(4,484,832)	(44)	(10,560)
ExxonMobil Holdings Corp., Expiration: 08/21/2026; Exercise Price: $175.00	(5,440,400)	(350)	(11,025)
Fortinet, Inc.
Expiration: 08/21/2026; Exercise Price: $180.00	(1,943,400)	(120)	(25,260)
Expiration: 09/18/2026; Exercise Price: $200.00	(1,943,400)	(120)	(28,860)
GE Vernova, Inc.
Expiration: 08/21/2026; Exercise Price: $1,200.00	(4,951,450)	(50)	(30,000)
Expiration: 09/18/2026; Exercise Price: $1,300.00	(4,951,450)	(50)	(63,250)
Intel Corp., Expiration: 08/21/2026; Exercise Price: $140.00	(7,667,000)	(850)	(18,700)

Johnson & Johnson, Expiration: 08/21/2026; Exercise Price: $220.00	(23,071,500)	(900)	(3,395,250)
JPMorgan Chase & Co.
Expiration: 08/21/2026; Exercise Price: $355.00	(8,794,750)	(250)	(144,375)
Expiration: 09/18/2026; Exercise Price: $360.00	(24,625,300)	(700)	(565,250)
KLA Corp., Expiration: 08/21/2026; Exercise Price: $250.00	(4,570,500)	(250)	(28,750)
Lam Research Corp., Expiration: 08/21/2026; Exercise Price: $430.00	(8,790,600)	(300)	(27,000)
Marriott International, Inc. – Class A, Expiration: 08/21/2026; Exercise Price: $430.00	(3,728,300)	(100)	(23,500)
McDonald's Corp., Expiration: 09/18/2026; Exercise Price: $305.00	(8,119,200)	(300)	(35,100)
Merck & Co., Inc., Expiration: 08/21/2026; Exercise Price: $145.00	(6,510,000)	(500)	(25,500)
Micron Technology, Inc., Expiration: 08/21/2026; Exercise Price: $1,400.00	(16,460,600)	(200)	(26,400)
Mondelez International, Inc. – Class A, Expiration: 09/18/2026; Exercise Price: $60.00	(2,492,400)	(400)	(158,000)
Packaging Corp. of America, Expiration: 09/18/2026; Exercise Price: $280.00	(2,212,560)	(90)	(15,750)
Palo Alto Networks, Inc., Expiration: 09/18/2026; Exercise Price: $440.00	(4,977,450)	(150)	(63,750)
PepsiCo, Inc., Expiration: 09/18/2026; Exercise Price: $150.00	(5,582,400)	(400)	(62,200)
PNC Financial Services Group, Inc.
Expiration: 08/21/2026; Exercise Price: $260.00	(3,748,050)	(150)	(26,625)
Expiration: 08/21/2026; Exercise Price: $270.00	(7,496,100)	(300)	(17,250)
Procter & Gamble Co.
Expiration: 08/21/2026; Exercise Price: $160.00	(6,357,560)	(440)	(6,160)
Expiration: 09/18/2026; Exercise Price: $155.00	(6,357,560)	(440)	(60,720)
RTX Corp.
Expiration: 09/18/2026; Exercise Price: $240.00	(2,582,640)	(120)	(14,520)
Expiration: 09/18/2026; Exercise Price: $250.00	(3,228,300)	(150)	(6,075)
S&P 500 Index
Expiration: 08/07/2026; Exercise Price: $7,850.00	(1,310,701,000)	(1,750)	(21,875)
Expiration: 08/31/2026; Exercise Price: $8,700.00	(1,497,944,000)	(2,000)	(50,000)
Sandisk Corp., Expiration: 09/18/2026; Exercise Price: $2,400.00	(1,214,830)	(10)	(18,850)
Seagate Technology Holdings PLC
Expiration: 08/21/2026; Exercise Price: $1,150.00	(1,284,195)	(15)	(11,325)
Expiration: 08/21/2026; Exercise Price: $1,250.00	(1,284,195)	(15)	(6,938)
Starbucks Corp., Expiration: 08/21/2026; Exercise Price: $115.00	(2,105,000)	(200)	(7,200)
Texas Instruments, Inc., Expiration: 08/21/2026; Exercise Price: $340.00	(3,171,010)	(115)	(9,085)
Thermo Fisher Scientific, Inc., Expiration: 08/21/2026; Exercise Price: $650.00	(5,743,000)	(100)	(24,000)
Travelers Cos., Inc., Expiration: 09/18/2026; Exercise Price: $420.00	(2,246,160)	(60)	(6,900)
UnitedHealth Group, Inc., Expiration: 09/18/2026; Exercise Price: $520.00	(4,144,000)	(100)	(2,850)
Verizon Communications, Inc., Expiration: 09/18/2026; Exercise Price: $50.00	(1,872,400)	(400)	(25,800)
Visa, Inc. – Class A, Expiration: 09/18/2026; Exercise Price: $410.00	(10,983,900)	(300)	(44,250)
Welltower, Inc., Expiration: 09/18/2026; Exercise Price: $280.00	(4,688,800)	(200)	(9,500)
Western Digital Corp., Expiration: 08/21/2026; Exercise Price: $800.00	(3,541,460)	(65)	(27,788)
Total Call Options			(7,599,810)

Put Options - (0.5)%
S&P 500 Index, Expiration: 09/18/2026; Exercise Price: $6,500.00	(4,943,215,200)	(6,600)	(10,890,000)
TOTAL WRITTEN OPTIONS (Premiums received $22,097,286)			$ (18,489,810)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Aptus Collared Investment Opportunity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 2,328,355,888	$ –	$ –	$ 2,328,355,888
Purchased Options	–	19,753,500	–	19,753,500
Exchange Traded Funds	9,418,261	–	–	9,418,261
Money Market Funds	9,139,098	–	–	9,139,098
Total Investments	$ 2,346,913,247	$ 19,753,500	$ –	$ 2,366,666,747

Liabilities:
Investments:
Written Options	$ –	$ (18,489,810)	$ –	$ (18,489,810)
Total Investments	$ –	$ (18,489,810)	$ –	$ (18,489,810)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.